UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13383
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell               Charlotte, North Carolina      11/13/09
       -------------------------    ---------------------------     ---------

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        44
                                               -------------

Form 13F Information Table Value Total:        $92,719
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number Name

1        028-13407                       St. George Partners, LLC
2        028-13408                       Ian Banwell

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                                                             FORM 13F INFORMATION TABLE

            COLUMN 1              COLUMN 2      COLUMN3      COLUMN 4           COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8

                                                                         SHRS OR SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     VALUE(x$1000)   PRN AMT PRN  CALL   DISCRETION  MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AARONS INC                    COM              002535201       1,056      40,000   SH            SOLE                   40,000
AES CORP                      COM              00130H105      16,302   1,100,000   SH  CALL      SOLE                1,100,000
ALLEGHENY ENERGY INC          COM              017361106       1,326      50,000   SH            SOLE                   50,000
AMERICAN EXPRESS CO           COM              025816109       3,390     100,000   SH  CALL      SOLE                  100,000
AMERICAN EXPRESS CO           COM              025816109       5,085     150,000   SH  PUT       SOLE                  150,000
AMR CORP                      COM              001765106         994     125,000   SH  CALL      SOLE                  125,000
ANNALY CAP MGMT INC           COM              035710409       6,349     350,000   SH            SOLE                  350,000
BARCLAYS BK PLC               DJUBS CMDT ETN36 06738C778         489      12,680   SH            SOLE                   12,680
BAXTER INTL INC               COM              071813109       1,140      20,000   SH            SOLE                   20,000
BRINKER INTL INC              COM              109641100       3,942     250,600   SH  CALL      SOLE                  250,600
BRINKER INTL INC              COM              109641100         787      50,000   SH            SOLE                   50,000
CAREER EDUCATION CORP         COM              141665109         243      10,000   SH            SOLE                   10,000
CAREER EDUCATION CORP         COM              141665109       1,216      50,000   SH  PUT       SOLE                   50,000
CONSTELLATION ENERGY PRTNR L  COM UNIT LLC B   21038E101       3,512     880,301   SH            SOLE                  880,301
CONVERGYS CORP                COM              212485106         746      75,000   SH            SOLE                   75,000
DEAN FOODS CO NEW             COM              242370104       1,779     100,000   SH            SOLE                  100,000
DIRECTV GROUP INC             COM              25459L106       2,923     106,000   SH            SOLE                  106,000
EXPRESS SCRIPTS INC           COM              302182100         388       5,000   SH            SOLE                    5,000
EXPRESS SCRIPTS INC           COM              302182100       1,552      20,000   SH  CALL      SOLE                   20,000
HORIZON LINES INC             COM              44044K101       3,077     484,613   SH            SOLE                  484,613
HUGHES COMMUNICATIONS INC     COM              444398101         482      15,894   SH            SOLE                   15,894
INTEL CORP                    COM              458140100         979      50,000   SH            SOLE                   50,000
JACK IN THE BOX INC           COM              466367109       1,025      50,000   SH  CALL      SOLE                   50,000
L-1 IDENTITY SOLUTIONS INC    COM              50212A106       1,567     224,200   SH            SOLE                  224,200
MICROSOFT CORP                COM              594918104       2,130      82,800   SH            SOLE                   82,800
MICROSOFT CORP                COM              594918104       2,572     100,000   SH  CALL      SOLE                  100,000
NAVIOS MARITIME ACQUIS CORP   UNIT 99/99/9999  Y62159127       2,503     250,000   SH            SOLE                  250,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT    678002106         528       4,500   SH            SOLE                    4,500
ORCHIDS PAPER PRODS CO DEL    COM              68572N104         700      35,000   SH            SOLE                   35,000
PEPSICO INC                   COM              713448108         880      15,000   SH            SOLE                   15,000
PROCTOR & GAMBLE CO           COM              742718109         869      15,000   SH            SOLE                   15,000
REPUBLIC SVCS INC             COM              760759100         531      20,000   SH            SOLE                   20,000
REPUBLIC SVCS INC             COM              760759100       1,329      50,000   SH  CALL      SOLE                   50,000
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704       1,140      43,268   SH            SOLE                   43,268
SHERWIN WILLIAMS CO           COM              824348106       1,203      20,000   SH            SOLE                   20,000
SMITHFIELD FOODS INC          COM              832248108       4,067     294,693   SH            SOLE                  294,693
SOUTHERN COPPER CORP          COM              84265V105       1,074      35,000   SH            SOLE                   35,000
SPDR TR                       UNIT SER 1       78462F103         528       5,000   SH            SOLE                    5,000
STAR BULK CARRIERS CORP       COM              Y8162K105         696     199,976   SH            SOLE                  199,976
STRAYER ED INC                COM              863236105       1,088       5,000   SH  CALL      SOLE                    5,000
TEXTRON INC                   COM              883203101       1,898     100,000   SH  CALL      SOLE                  100,000
TRADESTATION GROUP INC        COM              89267P105         611      75,000   SH            SOLE                   75,000
WAL MART STORES INC           COM              931142103       1,473      30,000   SH            SOLE                   30,000
WENDYS ARBYS GROUP INC        COM              950587105       6,550   1,384,674   SH            SOLE                1,384,674

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